UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period:  11/30/13

Item 1. Schedule of Investments.

Templeton Foreign Fund

Statement of Investments, November 30, 2013 (unaudited)

	Industry	Shares	Value
Common Stocks 94.6%
Australia 0.0%†
[a]Billabong International Ltd.	Textiles, Apparel & Luxury Goods	11,199,792	$3,315,979

Brazil 0.1%
Centrais Eletricas Brasileiras SA	Electric Utilities	3,300,000	8,363,730
Centrais Eletricas Brasileiras SA (Eletrobras), ADR	Electric Utilities	38,000	97,280
			8,461,010
Canada 5.1%
AGF Management Ltd.	Capital Markets	1,338,790	18,098,574
Ensign Energy Services Inc.	Energy Equipment & Services	4,529,930	69,261,200
HudBay Minerals Inc.	Metals & Mining	7,074,590	50,985,034
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	2,453,170	84,168,112
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	5,843,960	68,431,863
Trican Well Service Ltd.	Energy Equipment & Services	6,748,990	80,110,480
			371,055,263
China 4.9%
China Life Insurance Co. Ltd., H	Insurance	6,503,000	21,012,189
China Mobile Ltd.	Wireless Telecommunication
	Services	4,412,500	47,524,879
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	23,255,500	78,891,689
China Telecom Corp. Ltd., H	Diversified Telecommunication
	Services	123,707,582	66,859,044
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	24,284,550	28,348,394
Dongfang Electric Corp. Ltd., H	Electrical Equipment	10,000,000	16,923,246
Shanghai Electric Group Co. Ltd.	Electrical Equipment	48,210,300	17,411,961
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	20,829,900	48,631,267
[a]Trina Solar Ltd., ADR	Semiconductors & Semiconductor
	Equipment	1,886,000	26,404,000
			352,006,669
France 14.0%
Alstom SA	Electrical Equipment	998,690	36,662,668
AXA SA	Insurance	5,562,992	145,732,275
BNP Paribas SA	Commercial Banks	2,866,553	215,139,386
Carrefour SA	Food & Staples Retailing	1,053,600	41,447,848
Cie Generale des Etablissements Michelin, B	Auto Components	437,300	47,492,563
Compagnie de Saint-Gobain	Building Products	519,460	27,618,533
Ipsen SA	Pharmaceuticals	559,750	26,346,626
Orange SA	Diversified Telecommunication
	Services	3,765,751	49,184,533
Sanofi	Pharmaceuticals	1,311,655	138,691,585
Societe Generale	Commercial Banks	1,375,016	79,074,232
Total SA, B	Oil, Gas & Consumable Fuels	2,521,260	152,732,503
Vivendi SA	Diversified Telecommunication
	Services	2,115,914	53,734,245
			1,013,856,997
Germany 4.3%
[a]Commerzbank AG	Commercial Banks	1,861,430	27,662,517
[a]Deutsche Lufthansa AG	Airlines	2,387,880	51,850,483
Gerresheimer AG	Life Sciences Tools & Services	277,200	18,701,280
[a]Kloeckner & Co. SE	Trading Companies & Distributors	1,521,460	21,246,203
Metro AG	Food & Staples Retailing	1,179,304	59,096,545
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	240,272	52,548,062
Siemens AG	Industrial Conglomerates	624,142	82,409,511
			313,514,601
Hong Kong 1.3%
First Pacific Co. Ltd.	Diversified Financial Services	16,393,500	18,756,212

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Foreign Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

Kingboard Chemical Holdings Ltd.	Electronic Equipment, Instruments
	& Components	27,361,904	73,940,122
Noble Group Ltd.	Trading Companies & Distributors	2,665,800	2,347,272
Value Partners Group Ltd.	Capital Markets	3,187,400	2,113,243
			97,156,849
India 0.6%
ICICI Bank Ltd.	Commercial Banks	1,222,640	20,924,330
Jain Irrigation Systems Ltd.	Machinery	10,886,360	12,386,922
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	803,563	2,678,586
Power Grid Corp. of India Ltd.	Electric Utilities	4,235,350	6,451,546
			42,441,384
Ireland 0.6%
CRH PLC	Construction Materials	1,617,990	41,012,396

Israel 0.5%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	887,600	36,178,576

Italy 2.7%
Eni SpA	Oil, Gas & Consumable Fuels	2,945,600	70,863,076
UniCredit SpA	Commercial Banks	17,587,407	127,576,516
			198,439,592
Japan 6.1%
Capcom Co. Ltd.	Software	2,302,160	44,503,557
ITOCHU Corp.	Trading Companies & Distributors	10,194,100	128,589,477
Namco Bandai Holdings Inc.	Leisure Equipment & Products	3,481,650	70,737,746
Nikon Corp.	Leisure Equipment & Products	941,000	17,841,562
Nissan Motor Co. Ltd.	Automobiles	4,837,700	44,208,809
Toyota Motor Corp.	Automobiles	1,315,580	81,946,794
Trend Micro Inc.	Software	1,458,840	57,114,458
			444,942,403
Netherlands 7.4%
Aegon NV	Insurance	14,637,985	130,023,036
Akzo Nobel NV	Chemicals	1,330,760	100,201,052
Fugro NV, IDR	Energy Equipment & Services	177,756	10,809,125
[a]ING Groep NV, IDR	Diversified Financial Services	15,761,188	204,636,756
[a]SBM Offshore NV	Energy Equipment & Services	4,381,276	87,606,451
			533,276,420
Norway 2.3%
Statoil ASA	Oil, Gas & Consumable Fuels	4,586,200	103,511,946
Telenor ASA	Diversified Telecommunication
	Services	2,649,156	63,637,290
			167,149,236
Singapore 0.7%
[a]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	6,321,390	47,916,136

South Korea 9.5%
Daum Communication Corp.	Internet Software & Services	240,380	19,285,645
Hana Financial Group Inc.	Commercial Banks	3,571,980	134,007,055
Hyundai Mobis	Auto Components	244,960	71,065,970
KB Financial Group Inc.	Commercial Banks	3,652,317	137,020,993
KIWOOM Securities Co. Ltd.	Capital Markets	552,080	28,537,602
Korea Investment Holdings Co. Ltd.	Capital Markets	801,250	30,779,158
POSCO	Metals & Mining	327,220	101,269,644
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	117,164	165,414,252
			687,380,319
Spain 1.4%
Telefonica SA	Diversified Telecommunication
	Services	6,257,015	102,929,297

Templeton Foreign Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

Sweden 0.9%
Ericsson, B	Communications Equipment	3,121,809	38,887,553
Getinge AB, B	Health Care Equipment & Supplies	839,205	26,230,355
			65,117,908
Switzerland 7.3%
[a]Basilea Pharmaceutica AG	Biotechnology	203,780	23,733,504
Credit Suisse Group AG	Capital Markets	5,658,189	168,366,537
[a]GAM Holding Ltd.	Capital Markets	1,249,960	22,953,385
Lonza Group AG	Life Sciences Tools & Services	546,990	50,946,626
Nobel Biocare Holding AG	Health Care Equipment & Supplies	1,828,510	26,922,475
Novartis AG	Pharmaceuticals	912,730	72,126,507
Roche Holding AG	Pharmaceuticals	471,350	131,366,654
Swiss Re AG	Insurance	357,903	31,835,091
			528,250,779
Taiwan 0.5%
Compal Electronics Inc.	Computers & Peripherals	46,700,717	35,258,623

United Kingdom 18.1%
Aviva PLC	Insurance	22,723,974	159,540,780
BAE Systems PLC	Aerospace & Defense	9,393,220	65,679,182
BP PLC	Oil, Gas & Consumable Fuels	15,787,370	124,441,823
Carillion PLC	Construction & Engineering	9,515,960	46,887,469
GlaxoSmithKline PLC	Pharmaceuticals	4,994,344	132,190,788
HSBC Holdings PLC	Commercial Banks	1,963,420	21,896,726
Kingfisher PLC	Specialty Retail	11,449,794	70,358,406
[a]Lloyds Banking Group PLC	Commercial Banks	49,966,310	63,259,159
Man Group PLC	Capital Markets	37,648,150	54,603,686
Marks & Spencer Group PLC	Multiline Retail	8,593,195	68,440,970
Rexam PLC	Containers & Packaging	4,786,560	39,121,003
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	768,672	25,712,539
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,826,470	99,162,804
SIG PLC	Trading Companies & Distributors	9,174,289	32,224,242
Tesco PLC	Food & Staples Retailing	33,434,960	190,294,385
Vodafone Group PLC	Wireless Telecommunication
	Services	32,788,242	121,669,549
			1,315,483,511
United States 6.3%
Baker Hughes Inc.	Energy Equipment & Services	3,044,320	173,404,467
Cisco Systems Inc.	Communications Equipment	4,577,090	97,263,163
Hewlett-Packard Co.	Computers & Peripherals	4,380,710	119,812,418
Noble Corp. PLC	Energy Equipment & Services	1,746,517	66,577,228
			457,057,276
Total Common Stocks (Cost $6,031,060,289)			6,862,201,224
Preferred Stocks 0.6%
Brazil 0.6%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	1,497,790	24,773,447
Vale SA, ADR, pfd., A	Metals & Mining	1,291,734	18,123,028
Total Preferred Stocks (Cost $46,420,227)			42,896,475
Non-Registered Mutual Funds (Cost $27,858,900) 0.4%
Cayman Islands 0.4%
[a,b,c,d] Templeton China Opportunities Fund, Ltd., Reg D	Diversified Financial Services	2,787,539	33,589,844

Total Investments before Short Term Investments (Cost $6,105,339,416)			6,938,687,543
		Principal Amount*
Short Term Investments 4.2%
Time Deposits 4.2%
Canada 3.4%
Bank of Montreal, 0.04%, 12/02/13		$140,000,000	140,000,000

Templeton Foreign Fund
Statement of Investments, November 30, 2013 (unaudited) (continued)
Royal Bank of Canada, 0.05%, 12/02/13	104,000,000	104,000,000
		244,000,000
United States 0.8%
Scotia Capital Markets, 0.01%, 12/02/13	60,000,000	60,000,000
Total Time Deposits (Cost $304,000,000)		304,000,000
Total Investments (Cost $6,409,339,416) 99.8%		7,242,687,543
Other Assets, less Liabilities 0.2%		11,633,238
Net Assets 100.0%		$7,254,320,781

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 5 regarding restricted securities.
c See Note 6 regarding holdings of 5% voting securities.
d See Note 7 regarding investment in Templeton China Opportunities Fund, Ltd.

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Templeton World Fund

Statement of Investments, November 30, 2013 (unaudited)

	Industry	Shares	Value
Common Stocks 96.0%
Austria 0.4%
UNIQA Insurance Group AG	Insurance	212,000	$2,620,625
[a]UNIQA Insurance Group AG, 144A	Insurance	1,891,099	23,376,707
			25,997,332
Canada 1.9%
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	1,238,103	42,479,238
Talisman Energy Inc.	Oil, Gas & Consumable Fuels	6,001,970	70,282,136
Trican Well Service Ltd.	Energy Equipment & Services	869,300	10,318,587
			123,079,961
China 1.0%
Digital China Holdings Ltd.	Electronic Equipment, Instruments
	& Components	23,158,900	27,034,375
Dongfang Electric Corp. Ltd., H	Electrical Equipment	9,202,319	15,573,310
Haier Electronics Group Co. Ltd.	Household Durables	9,540,000	22,519,010
			65,126,695
France 7.8%
Alstom SA	Electrical Equipment	1,582,940	58,110,930
AXA SA	Insurance	2,231,490	58,457,771
BNP Paribas SA	Commercial Banks	2,071,960	155,503,911
Sanofi	Pharmaceuticals	1,089,710	115,223,597
Total SA, B	Oil, Gas & Consumable Fuels	1,855,040	112,374,329
			499,670,538
Germany 3.1%
[b]Commerzbank AG	Commercial Banks	1,012,200	15,042,199
Deutsche Boerse AG	Diversified Financial Services	18,570	1,435,835
Merck KGaA	Pharmaceuticals	288,600	50,062,772
Metro AG	Food & Staples Retailing	945,088	47,359,659
[b]Osram Licht AG	Electrical Equipment	2	118
SAP AG	Software	162,344	13,441,187
Siemens AG	Industrial Conglomerates	546,680	72,181,702
			199,523,472
Hong Kong 0.5%
Hutchison Whampoa Ltd.	Industrial Conglomerates	2,444,280	31,134,212
Noble Group Ltd.	Trading Companies & Distributors	3,988,400	3,511,839
			34,646,051
India 0.4%
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	1,756,441	24,013,523

Ireland 1.4%
CRH PLC	Construction Materials	2,944,063	74,625,354
[b]Elan Corp. PLC, ADR	Biotechnology	952,733	17,225,413
			91,850,767
Israel 0.5%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	805,905	32,848,688

Italy 2.0%
Eni SpA	Oil, Gas & Consumable Fuels	1,555,956	37,432,044
UniCredit SpA	Commercial Banks	11,921,865	86,479,490
			123,911,534
Japan 3.8%
ITOCHU Corp.	Trading Companies & Distributors	4,437,211	55,971,458
Nikon Corp.	Leisure Equipment & Products	500,200	9,483,899
Nissan Motor Co. Ltd.	Automobiles	10,314,200	94,255,223

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton World Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)

Toyota Motor Corp.	Automobiles	1,268,925	79,040,679
			238,751,259
Netherlands 3.3%
Akzo Nobel NV	Chemicals	374,860	28,225,500
Fugro NV, IDR	Energy Equipment & Services	316,314	19,234,667
[b]ING Groep NV, IDR	Diversified Financial Services	12,289,838	159,566,181
			207,026,348
Norway 1.3%
Telenor ASA	Diversified Telecommunication
	Services	3,470,220	83,360,661

Portugal 0.8%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	2,902,130	48,075,779

Russia 0.3%
Gazprom OAO, ADR	Oil, Gas & Consumable Fuels	1,869,144	16,121,367

Singapore 2.5%
DBS Group Holdings Ltd.	Commercial Banks	3,301,396	45,195,413
[b]Flextronics International Ltd.	Electronic Equipment, Instruments
	& Components	5,802,755	43,984,883
Singapore Telecommunications Ltd.	Diversified Telecommunication
	Services	22,487,261	66,658,122
			155,838,418
South Korea 5.3%
Hana Financial Group Inc.	Commercial Banks	1,154,470	43,311,308
KB Financial Group Inc.	Commercial Banks	1,876,166	70,386,587
POSCO	Metals & Mining	293,882	90,952,037
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor
	Equipment	96,249	135,886,077
			340,536,009
Spain 1.0%
Telefonica SA	Diversified Telecommunication
	Services	3,802,046	62,544,507

Switzerland 5.7%
ABB Ltd.	Electrical Equipment	1,080,030	27,623,134
Credit Suisse Group AG	Capital Markets	4,136,892	123,098,429
Roche Holding AG	Pharmaceuticals	525,772	146,534,228
Swiss Re AG	Insurance	762,200	67,796,879
			365,052,670
Taiwan 1.5%
Compal Electronics Inc.	Computers & Peripherals	42,577,086	32,145,319
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	7,501,690	26,608,028
Tripod Technology Corp.	Electronic Equipment, Instruments
	& Components	20,588,000	35,468,973
			94,222,320
Turkey 0.4%
[b]Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication
	Services	4,470,685	27,114,512

United Kingdom 16.0%
Aviva PLC	Insurance	13,300,126	93,377,702
BAE Systems PLC	Aerospace & Defense	9,100,980	63,635,784
BP PLC	Oil, Gas & Consumable Fuels	6,798,278	53,586,513
Carillion PLC	Construction & Engineering	7,144,390	35,202,162
GlaxoSmithKline PLC	Pharmaceuticals	4,412,753	116,797,180
HSBC Holdings PLC	Commercial Banks	7,758,970	86,530,665
[b]International Consolidated Airlines Group SA	Airlines	15,054,232	90,180,650
Kingfisher PLC	Specialty Retail	17,216,830	105,796,551
[b]Lloyds Banking Group PLC	Commercial Banks	67,898,160	85,961,531
Man Group PLC	Capital Markets	7,953,365	11,535,309

Templeton World Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)
Royal Dutch Shell PLC, A (EUR Traded)	Oil, Gas & Consumable Fuels	128,452	4,296,796
Royal Dutch Shell PLC, A (GBP Traded)	Oil, Gas & Consumable Fuels	5,923	198,379
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	1,947,051	68,309,601
[a]Royal Mail PLC, 144A	Air Freight & Logistics	62,000	562,556
Tesco PLC	Food & Staples Retailing	15,419,368	87,759,015
Vodafone Group PLC	Wireless Telecommunication
	Services	31,370,915	116,410,178
			1,020,140,572
United States 35.1%
Abercrombie & Fitch Co., A	Specialty Retail	121,310	4,158,507
Accenture PLC, A	IT Services	164,571	12,749,315
American Express Co.	Consumer Finance	82,658	7,092,056
American International Group Inc.	Insurance	1,283,575	63,857,856
Amgen Inc.	Biotechnology	924,300	105,444,144
Baker Hughes Inc.	Energy Equipment & Services	2,386,740	135,948,710
[b]Brocade Communications Systems Inc.	Communications Equipment	6,144,330	54,008,661
Chevron Corp.	Oil, Gas & Consumable Fuels	169,276	20,726,153
Cisco Systems Inc.	Communications Equipment	4,452,390	94,613,288
Citigroup Inc.	Diversified Financial Services	2,784,430	147,352,036
Comcast Corp., Special A	Media	1,259,099	60,625,617
CVS Caremark Corp.	Food & Staples Retailing	1,167,530	78,177,809
FedEx Corp.	Air Freight & Logistics	358,996	49,792,745
Foot Locker Inc.	Specialty Retail	1,476,200	57,409,418
General Electric Co.	Industrial Conglomerates	596,675	15,907,356
Halliburton Co.	Energy Equipment & Services	910,629	47,971,936
The Hartford Financial Services Group Inc.	Insurance	386,300	13,763,869
Hewlett-Packard Co.	Computers & Peripherals	3,549,550	97,080,193
ING U.S. Inc.	Diversified Financial Services	826,300	28,870,922
JPMorgan Chase & Co.	Diversified Financial Services	1,809,934	103,564,423
LyondellBasell Industries NV, A	Chemicals	186,550	14,397,929
Medtronic Inc.	Health Care Equipment & Supplies	2,059,090	118,027,039
Merck & Co. Inc.	Pharmaceuticals	1,500,040	74,746,993
Microsoft Corp.	Software	3,363,450	128,248,348
Morgan Stanley	Capital Markets	4,752,350	148,748,555
[b]Navistar International Corp.	Machinery	1,144,790	46,009,110
[b]News Corp., A	Media	1,622,793	29,145,362
Noble Corp. PLC	Energy Equipment & Services	1,651,084	62,939,322
Oracle Corp.	Software	466,951	16,478,701
Pfizer Inc.	Pharmaceuticals	3,808,300	120,837,359
PNC Financial Services Group Inc.	Commercial Banks	160,070	12,317,387
[b]Sprint Corp.	Wireless Telecommunication
	Services	2,625,528	22,028,180
SunTrust Banks Inc.	Commercial Banks	1,710,680	61,977,936
[b]Swift Energy Co.	Oil, Gas & Consumable Fuels	1,736,740	23,116,009
Time Warner Cable Inc.	Media	330,139	45,631,813
Time Warner Inc.	Media	145,844	9,583,409
Twenty-First Century Fox Inc., A	Media	1,479,852	49,560,243
United Parcel Service Inc., B	Air Freight & Logistics	351,599	35,996,706
[b,c]Zynga Inc.	Software	4,899,600	21,313,260
			2,240,218,675
Total Common Stocks (Cost $4,464,922,616)			6,119,671,658
Preferred Stocks 1.3%
Brazil 1.3%
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	2,770,995	45,832,257
Vale SA, ADR, pfd., A	Metals & Mining	2,546,830	35,732,025
Total Preferred Stocks (Cost $65,445,747)			81,564,282
Non-Registered Mutual Funds (Cost $27,904,400) 0.5%
China 0.5%
[b,d,e,f]Templeton China Opportunities Fund, Ltd., Reg D	Diversified Financial Services	2,792,110	33,644,928

Templeton World Fund

Statement of Investments, November 30, 2013 (unaudited) (continued)
	Principal Amount*
Mortgage-Backed Securities (Cost $2,310,337) 0.0%†
United States 0.0%†
FHLMC Gold 30 Year, 5.50%, 12/01/35	$2,344,033	2,544,479

Total Investments before Short Term Investments (Cost $4,560,583,100)		6,237,425,347
Short Term Investments 2.1%
Time Deposits 2.1%
Canada 1.6%
Bank of Montreal, 0.04%, 12/02/13	63,000,000	63,000,000
Royal Bank of Canada, 0.05%, 12/02/13	37,000,000	37,000,000
		100,000,000
United States 0.5%
Scotia Capital Markets, 0.01%, 12/02/13	30,000,000	30,000,000

Total Time Deposits (Cost $130,000,000)		130,000,000
Total Investments (Cost $4,690,583,100) 99.9%		6,367,425,347
Options Written (0.1)%		(4,256,828)
Other Assets, less Liabilities 0.2%		11,445,017
Net Assets 100.0%		$6,374,613,536
	Number of Contracts
Options Written (Premium Received $995,882) (0.1)%
Calls - Exchange-Traded
United States (0.1)%
Zynga Inc., December Strike Price $3.50, Expires 12/21/13	49,498	$(4,256,828)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2013, the aggregate value of these securities was $23,939,263, representing 0.38% of net assets.
b Non-income producing.
c A portion or all of the security is held in connection with written option contracts open at 11/30/13.
d See Note 5 regarding restricted securities.
e See Note 6 regarding holdings of 5% voting securities.
f See Note 7 regarding investment in Templeton China Opportunities Fund, Ltd.

ABBREVIATIONS
Selected Portfolio
ADR	-	American Depositary Receipt
FHLMC	-	Federal Home Loan Mortgage Corp.
IDR	-	International Depositary Receipt
Selected Currencies
EUR	-	Euro
GBP	-	British Pound

Templeton Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Time deposits are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

In addition, certain foreign markets may be open on days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Templeton World Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Templeton World Fund purchased or wrote exchange traded option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At November 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton	Templeton
	Foreign Fund	World Fund

Cost of investments	$6,412,648,101	$4,706,206,348

Unrealized appreciation	$1,255,481,456	$1,856,380,290
Unrealized depreciation	(425,442,014)	(195,161,291)
Net unrealized appreciation (depreciation)	$830,039,442	$1,661,218,999

5. RESTRICTED SECURITIES

At November 30, 2013, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
Templeton Foreign Fund
2,787,539	Templeton China Opportunities Fund, Ltd., Reg D
	Total Restricted Securities (Value is 0.46% of Net Assets)	1/27/10 - 10/09/13	$27,858,900	$33,589,844

Templeton World Fund
2,792,110	Templeton China Opportunities Fund, Ltd., Reg D
	Total Restricted Securities (Value is 0.53% of Net Assets)	1/27/10 - 10/09/13	$27,904,400	$33,644,928

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Funds for the three months ended November 30, 2013, were as shown below.

	Number of Shares			Number of Shares	Value at
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment Realized Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Templeton Foreign Fund
Non-Controlled Affiliates
Templeton China Opportunities Fund, Ltd., Reg D
Total Affiliated Securities (Value is 0.46% of Net Assets)	2,785,958	1,581	-	2,787,539	$33,589,844	$ -	$-

Templeton World Fund
Non-Controlled Affiliates
Templeton China Opportunities Fund, Ltd., Reg D
Total Affiliated Securities (Value is 0.53% of Net Assets)	2,790,529	1,581	-	2,792,110	$33,644,928	$ -	$-

7. INVESTMENT IN TEMPLETON CHINA OPPORTUNITIES FUND, LTD

The Funds invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (an affiliate of the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government and thus the Funds may incur delays in redeeming its investment in the China Fund. The Funds' investments in the China Fund are valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of November 30, 2013, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$6,905,097,699	$-	$-	$6,905,097,699
Non-Registered Mutual Funds	-	-	33,589,844	33,589,844
Short Term Investments	-	304,000,000	-	304,000,000
Total Investments in Securities	$6,905,097,699	$304,000,000	$33,589,844	$7,242,687,543

Templeton World Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Russia	$-	$16,121,367	$-	$16,121,367
Other Equity Investments[b]	6,185,114,573	-	-	6,185,114,573
Non-Registered Mutual Funds	-	-	33,644,928	33,644,928
Mortgage-Backed Securities	-	2,544,479	-	2,544,479
Short Term Investments	-	130,000,000	-	130,000,000
Total Investments in Securities	$6,185,114,573	$148,665,846	$33,644,928	$6,367,425,347

Liabilities:
Options Written	4,256,828	-	-	4,256,828

[a]Includes common and preferred stocks as w ell as other equity investments.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

    Laura F. Fergerson

    Chief Executive Officer –

    Finance and Administration

Date January 27, 2014

By /s/MARK H. OTANI

   Mark H. Otani

   Chief Financial Officer and

   Chief Accounting Officer

Date January 27, 2014